Property and Equipment (Details Narrative) (10K) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 1,661	$ 1,684	$ 2,225	$ 2,166